Consolidated Statement of Comprehensive Income - USD ($)	12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021
Consolidated Statement of Comprehensive Income
Revenue	$ 640,000	$ 7,212,000	$ 48,000
Other income	53,000
Administrative expenses	(55,201,000)	(70,977,000)	(14,559,000)
Impairment loss on trade receivables and contract assets	(12,335,000)
Impairment losses on intangible assets	(17,601,000)
Reverse acquisition expense			(155,459,939)
Nasdaq listing expenses			(2,589,611)
Operating (loss)/profit	(84,444,000)	(63,765,000)	(172,561,000)
Change in fair value of warrants	10,638,000	117,394,000	(98,090,000)
Finance costs	(284,000)	(221,000)	(1,078,000)
Finance income	41,000
(Loss)/profit before tax	(74,049,000)	53,408,000	(271,729,000)
Income tax	141,000
(Loss)/profit from continuing operations	(73,908,000)	53,408,000	(271,729,000)
Profit for the year attributable to discontinued operations
Other operating income	4,986,000	12,843,000
Administrative expenses	(1,471,000)	(1,176,000)
Profit from discontinued operations	3,515,000	11,667,000
(Loss)/profit for the financial year attributable to equity holders	(70,393,000)	65,075,000	(271,729,000)
Items that may be reclassified to profit or loss
Currency translation differences	(1,567,000)	3,101,000	385,000
Total comprehensive (loss)/profit for the year attributable to equity holders	(71,960,000)	68,176,000	(271,344,000)
Total comprehensive (loss)/profit for the year attributable to equity holders arises from:
Continuing operations	(75,475,000)	56,509,000	(271,344,000)
Discontinued operations	3,515,000	11,667,000
Total comprehensive (loss)/profit for the year attributable to equity holders	$ (71,960,000)	$ 68,176,000	$ (271,344,000)
Earnings per ordinary share from continuing operations attributable to equity holders
Basic earnings per share, continuing operations	$ (0.5622)	$ 0.4408	$ (3.9769)
Diluted earnings per share, continuing operations	(0.5622)	0.4380	(3.9769)
Earnings per ordinary share for the loss attributable to equity holders
Basic earnings per share	(0.5354)	0.5371	(3.9769)
Diluted earnings per share	$ (0.5354)	$ 0.5337	$ (3.9769)